Document And Entity Information	Dec. 07, 2022
Document Information Line Items
Entity Registrant Name	BIOMERICA, INC.
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) amends the disclosures previously made pursuant to Item 5.07 in the Current Report on Form 8-K filed on December 9, 2022 (the “Original 8-K”) by Biomerica, Inc. (the “Company”). The Original 8-K reported the results of the stockholder vote on matters submitted to a vote at the Company’s 2022 annual meeting (the “2022 Annual Meeting”) of stockholders of the Company held on December 7, 2022, at its corporate headquarters in Irvine, California. The Original 8-K reported that Proposal 5 - To ratify and approve the Company’s 2022 Stock Incentive Plan (“Proposal 5”), was approved at the 2022 Annual Meeting, based on the Company’s application of a voting standard requiring the affirmative vote of the majority of shares present in person or by proxy at the meeting and who voted for, against or abstained on the subject matter, but excluded Broker Non-Votes. The voting standard the Company applied was incorrect. Pursuant to the Company’s Amended and Restated Bylaws, the correct voting standard for Proposal 5 required the affirmative vote of the majority of shares present in person or by proxy at such meeting and entitled to vote at the meeting
Entity Central Index Key	0000073290
Document Period End Date	Dec. 07, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37863
Entity Tax Identification Number	95-2645573
Entity Address, Address Line One	17571 Von Karman Ave
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	949
Local Phone Number	645-2111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false